Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Liabilites

The following table shows ROU assets and operating lease liabilities, and the associated consolidated financial statement line items as of September 30:

	2025	2024
Assets
Operating lease ROU assets, net	$674,595	$1,172,808

Liabilities
Operating lease liabilities, current	$469,826	$479,130
Operating lease liabilities, non-current	$226,444	$697,346

Weighted average remaining lease term (in years)	1.45	2.00
Weighted average discount rate (%)	5.88	5.88

Information for operating leases during the years ended September 30, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Operating lease ROU, obtained for operating lease liabilities	$—	$139,474	$35,815

Operating lease expenses
Amortization of right-of-use assets	$495,494	$571,066	$752,433
Interest of lease liabilities	56,211	44,144	42,034
Total operating lease expenses	$551,705	$615,210	$794,467

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows as of September 30, 2025:

For the year ending September 30,
2026	$497,696
2027	230,344
Total lease payments	728,040
Less: imputed interest	(31,770)
Total	$696,270